Consolidated Statements of Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Loss on discontinued operations, related tax benefit	$ 0	$ 0	$ 40